Investments in Equity-Accounted Associates and Joint Ventures - Summary of Aggregate Financial Information Related to Proportionate Interest in Equity-Accounted Associates (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of associates [line items]
Net income (loss)	$ 30	$ 47
Associates [member]
Disclosure of associates [line items]
Net income (loss)	(16)	(5)
OCI	5
Total comprehensive income (loss)	$ (11)	$ (5)